RX FUNDS TRUST

(formerly the American Independence Funds Trust II)

(THE “TRUST”)

SUPPLEMENT DATED JULY 16, 2015

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2015

RX MAR TACTICAL CONSERVATIVE FUND (formerly the American Independence MAR Tactical Conservative Fund) (TICKERS: Not Available)	RX MAR TACTICAL MODERATE GROWTH FUND (formerly the American Independence MAR Tactical Moderate Growth Fund) (TICKERS: MGZIX, MGZAX, MGZCX, MGZRX)

RX MAR TACTICAL GROWTH FUND (formerly the American Independence MAR Tactical Growth Fund) (TICKERS: MGMIX, MGMAX, MGMCX, MGMRX)	RX MAR TACTICAL AGGRESSIVE GROWTH FUND (formerly the American Independence MAR Tactical Aggressive Growth Fund (TICKERS: Not Available)

(the “Funds”)

This Supplement supersedes and replaces in their entirety all prior Supplements to the Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2015.

This supplement to the Prospectus and SAI, each dated March 1, 2015, updates certain information with respect to each of the Funds listed above.

1.     The Board of Trustees of the American Independence Funds Trust II, including a majority of the Independent Trustees, unanimously approved a name change of the Trust as well as a name change for each of the Funds. Effective June 30, 2015, the name of the Trust was changed to the Rx Funds Trust. Due to the name change of the Trust, the CUSIPs for each share class of each Fund have changed and will take effect as of July 31, 2015. The ticker symbols have not changed, and the objective and strategy for each Fund have not changed. The new Fund names and the new CUSIPs are as follows:

FUND OLD NAME	FUND NEW NAME	OLD CUSIP	NEW CUSIP
American Independence MAR Tactical Conservative Fund – Institutional Class	Rx MAR Tactical Conservative Fund – Institutional Class	026763409	78348C407
American Independence MAR Tactical Conservative Fund – Class A	Rx MAR Tactical Conservative Fund – Class A	026763102	78348C100
American Independence MAR Tactical Conservative Fund – Class C	Rx MAR Tactical Conservative Fund – Class C	026763201	78348C209
American Independence MAR Tactical Conservative Fund – Class R	Rx MAR Tactical Conservative Fund – Class R	026763300	78348C308

American Independence MAR Tactical Moderate Growth – Institutional Class	Rx MAR Tactical Moderate Growth – Institutional Class	026763805	78348C860
American Independence MAR Tactical Moderate Growth Fund – Class A	Rx MAR Tactical Moderate Growth Fund – Class A	026763508	78348C506
American Independence MAR Tactical Moderate Growth Fund – Class C	Rx MAR Tactical Moderate Growth Fund – Class C	026763607	78348C605
American Independence MAR Tactical Moderate Growth Fund – Class R	Rx MAR Tactical Moderate Growth Fund – Class R	026763706	78348C704
American Independence MAR Tactical Growth Fund – Institutional Class	Rx MAR Tactical Growth Fund – Institutional Class	026763854	78348C811
American Independence MAR Tactical Growth Fund – Class A	Rx MAR Tactical Growth Fund – Class A	026763888	78348C779
American Independence MAR Tactical Growth Fund – Class C	Rx MAR Tactical Growth Fund – Class C	026763870	78348C787
American Independence MAR Tactical Growth Fund – Class R	Rx MAR Tactical Growth Fund – Class R	026763862	78348C795

American Independence MAR Tactical Aggressive Growth Fund – Institutional Class	Rx MAR Tactical Aggressive Growth Fund – Institutional Class	026763771	78348C803
American Independence MAR Tactical Aggressive Growth Fund – Class A	Rx MAR Tactical aggressive Growth Fund – Class A	026763813	78348C852
American Independence MAR Tactical Aggressive Growth Fund – Class C	Rx MAR Tactical Aggressive Growth Fund – Class C	026763797	78348C878
American Independence MAR Tactical Aggressive Growth Fund – Class R	Rx MAR Tactical Aggressive Growth Fund – Class R	026763892	78348C866

2.     It was announced on May 12, 2015, that American Independence Financial Services, LLC (“American Independence”), investment adviser to the Funds, has entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix will merge with American Independence to create a new company (the “Merger”); which will be known as RiskX Investments, LLC. The transaction is expected to close in September, 2015.

The proposed transaction may be deemed to result in an “assignment”, as that term is defined by the Investment Company Act of 1940 (the “1940 Act”), of the following agreements: (i) with respect to the Trust, the Investment Advisory Agreement between American Independence and the Trust on behalf of the Funds; and (ii) the Investment Sub-Advisory Agreement, between American Independence and Cougar Global Investments, Ltd. (“Cougar Global”) on behalf of the Funds. Accordingly, the completion of the transaction is contingent upon, among other things, the approval of each Fund’s shareholders of a new investment advisory agreement between the Trust and RiskX Investments, LLC. Shareholders will also be asked to approve the proposed investment sub-advisory agreement. The Funds’ Trustees have approved the terms of the proposed investment advisory agreement and the investment sub-advisory agreement (the “Proposed Agreements”), and have called a special meeting of shareholders to obtain their approval of such agreements. The meeting is expected to be held in August, 2015. The new Proposed Agreements have terms, including investment advisory and sub-advisory fees payable thereunder, that are substantially identical to those in the current agreements.  Shareholders should expect to receive a proxy statement during the month of June, 2015, which will provide a comparison of the current advisory agreement and the current sub-advisory agreement to each of the respective proposed agreement and will discuss the basis for the Board’s approval of the Proposed Agreements. In addition, shareholders will be asked to consider and vote upon the election of Trustees to serve on the Trust’s Board.

3.     Effective May 1, 2015, the Sub-Advisory Agreement between American Independence and Cougar Global by its terms, and in accordance with certain provisions of the 1940 Act, was terminated upon the purchase of Cougar Global by Eagle Asset Management, Inc., a wholly-owned subsidiary of Raymond James Financial (the “Transaction”).

In order to avoid disruption of the Fund’s investment management program, in anticipation of the Transaction, the Trust’s Board of Trustees approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) and an interim sub-advisory agreement (the “Interim Agreement”), each between American Independence and Cougar Global on behalf of the Fund in accordance with Rule 15a-4 under the 1940 Act. The Interim Agreement became effective on May 1, 2015 upon consummation of the Transaction.  The same portfolio management team consisting of Dr. James Breech, of Cougar Global, and Mr. Charles McNally, of American Independence, will continue to manage the Fund’s portfolio. The Fund’s advisory fees, investment objectives, principal investment strategies and investment policies will remain the same.

The Interim Agreement will remain in effect with respect to the Fund (i) for 150 days; (ii) until shareholders of the Fund approve the New Sub-Advisory Agreement between American Independence and Cougar Global at a special meeting of shareholders of the Fund; or (iii) American Independence or the Trust’s Trustees take other appropriate action.  Details regarding any special meeting of shareholders would be provided in a proxy statement.

4.     Effective April 1, 2015, the address for the Funds and American Independence Financial Services, LLC (“American Independence”), the Funds’ Adviser and Administrator, has changed. The new address is as follows:

1345 Avenue of the Americas
2nd Floor
New York, NY 10105

Reference to the Funds’ or American Independence’s former address (80 Theodore Fremd Avenue, Rye, NY 10580) in the Prospectus and Statement of Additional Information shall be replaced with the new address noted above.

Fund purchase and redemption requests by mail should continue to be sent to Rx Funds Trust, P.O. Box 8045, Boston, MA  02266-8045 for regular mail and Rx Funds Trust, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021 for express, certified or registered mail.

5.     As of March 23, 2015, Ms. Deborah Frame, one of the listed portfolio managers in the Prospectus and SAI, is no longer with Cougar Global Investments, Ltd.; therefore, all references to Ms. Frame under the applicable sections within the Prospectus and SAI are stricken.

6.     Effective March 1, 2015, the MAR Tactical Conservative Fund and the MAR Tactical Aggressive Growth Fund are currently not available for sale. In addition, the Class R shares of the MAR Tactical Moderate Growth Fund and the MAR Tactical Growth Fund are not available for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE